Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2025
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2024		2025
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V.
(Shareholder/technical assistance)	Ps.	(101,266)	Ps.	(98,278)
	Ps.	(101,266)	Ps.	(98,278)
(*)	These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2023		2024		2025
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	20,162	Ps.	19,352	Ps.	18,998
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		8,306		9,515		10,249
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		202		60		6

Expenses:
Technical assistance (Note 14.4)	Ps.	(715,462)	Ps.	(400,838)	Ps.	(400,912)

Related parties:
Administrative services
Leasing	Ps.	(5,773)	Ps.	(6,206)	Ps.	(6,717)

Schedule of compensation of key personnel

	December 31,
	2023		2024		2025
Short term salaries and other benefits paid to key personnel(*)	Ps.	171,595	Ps.	204,913	Ps.	191,020
Fees paid to the Board of Directors and Committees		10,261		8,698		12,068
(*)	In fiscal years 2023, 2024 and 2025, includes costs of Ps.70,026, Ps.99,962 and Ps.75,280 and Ps.16,871, Ps.19,543 and Ps.20,048, respectively, for key personnel of directors of Aerostar and Airplan.